Risk Management_Capital Ratio (Details) - KRW (₩) ₩ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018		Dec. 31, 2017
Disclosure of objectives policies and processes for managing capital [Abstract]
Minimum common equity tier one ratio	7.13%		6.25%
Minimum tier one ratio	8.63%		7.75%
Minimum total regulatory capital ratio	10.63%		9.75%
Summary of quantitative data about what entity manages as capital	The Group is required to meet the following new minimum requirements: Common Equity Tier 1 capital ratio of 7.13% and 6.25%, a minimum Tier 1 ratio of 8.63% and 7.75% and a minimum total regulatory capital of 10.63% and 9.75% as of June 30, 2018 and December 31, 2017, respectively.		The Group is required to meet the following new minimum requirements: Common Equity Tier 1 capital ratio of 7.13% and 6.25%, a minimum Tier 1 ratio of 8.63% and 7.75% and a minimum total regulatory capital of 10.63% and 9.75% as of June 30, 2018 and December 31, 2017, respectively.
Qualitative information about entitys objectives policies and processes for managing capital	The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III of Basel Committee on Banking Supervision and Basel III was applied from the end of December, 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.		The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III of Basel Committee on Banking Supervision and Basel III was applied from the end of December, 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 16,952,436		₩ 16,074,987
Other Tier 1 capital	2,748,005		3,041,664
Tier 2 capital	3,499,122		3,486,555
Total risk adjusted capital	23,199,563		22,603,206
Risk weighted assets for credit risk	139,868,803		134,767,711
Risk weighted assets for market risk	2,292,979		2,316,938
Risk weighted assets for operational risk	9,826,809		9,677,559
Total risk weighted assets	₩ 151,988,591		₩ 146,762,208
Common Equity Tier 1 ratio	11.15%	[1]	10.95%
Tier 1 capital ratio	12.96%	[1]	13.03%
Total capital ratio	15.26%	[1]	15.40%

[1]	Capital adequacy ratio as of June 30, 2018 is tentatively measured.